SUMMARY OF GROUP REVENUE RECOGNIZED (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Total revenue	$ 7,268,992		$ 5,007,631
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 7,268,992		$ 5,007,631